Operating Expenses - Summary of Services From the Group's Auditors (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditors Remuneration [line items]
Total audit fees	£ 7	£ 7	£ 6
Audit-related and other assurance services			1
Other non-audit services	0
Total other services			1
Total non-audit services			1
Total	7	7	7
Parent [member]
Auditors Remuneration [line items]
Total audit fees	5	5	4
Subsidiaries [member]
Auditors Remuneration [line items]
Total audit fees	£ 2	£ 2	£ 2